Financial instruments - Derivative Instruments Designated as Amortized into Hedged Activity (Detail) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Sep. 29, 2023 USD ($)
Forward-starting interest rate swap
Derivative [Line Items]
Notional quantity			$ 390,000,000
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap | $350,000 subordinated unsecured notes | Designated as a hedge
Derivative [Line Items]
Notional quantity	$ 350,000,000
Par value	350,000,000
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap | $750,000 subordinated unsecured notes | Designated as a hedge
Derivative [Line Items]
Notional quantity	750,000,000
Par value	750,000,000
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap | $1,150,000 senior unsecured notes | Designated as a hedge
Derivative [Line Items]
Notional quantity	1,150,000,000
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap | First $575,000 of the $1,150,000 senior unsecured notes issuance | Designated as a hedge
Derivative [Line Items]
Notional quantity	575,000,000
Par value	$ 575,000,000
Canadian dollar Senior unsecured notes | Cross-currency interest rate swap | C$400,000 subordinated unsecured notes | Designated as a hedge
Derivative [Line Items]
Cross-currency interest rate swap		$ 400,000
Par value		$ 400,000